November 20, 2006

                             TOUCHSTONE INVESTMENTS

                           Touchstone High Yield Fund
                            Touchstone Core Bond Fund
                          Touchstone Money Market Fund
                  Touchstone U.S. Government Money Market Fund

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2006

       NOTICE OF CHANGE IN MINIMUM INITIAL INVESTMENT REQUIREMENTS FOR NEW
                                  SHAREHOLDERS

On November 20, 2006, the Funds' minimum initial investment requirements were increased in order to obtain consistency among the Touchstone Fund offerings. All accounts that opened prior to November 20, 2006 are "grandfathered" and are not subject to the new initial investment minimums. The additional investment minimums did not change. The "Minimum Investment Requirements" chart on page 27 of the Prospectus has been replaced by the following chart:

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MINIMUM INVESTMENT REQUIREMENTS                   INITIAL           ADDITIONAL
                                                  INVESTMENT        INVESTMENT
--------------------------------------------------------------------------------

Regular Account                                   $2,500            $50

Retirement Plan Account or Custodial              $1,000            $50
Account under the Uniform Gifts/Transfers
To Minors Act ("UGTMA")

Investments through the Automatic                 $  100            $50
Investment Plan

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INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.



              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE